TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 610	$ 545	$ 629
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	(176)	(171)	(169)
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of January 1	171	169	160
Adjustment due to new accounting standards	0	14	0
Accruals for expected credit losses	66	47	36
Recoveries	(8)	(17)	(9)
Accounts receivable written off	(31)	(18)	(13)
Reclassification	(24)	0	0
Foreign currency translation adjustment	2	(15)	(4)
Other movements	0	(9)	(1)
December 31	$ 176	$ 171	$ 169